Consolidated Statement Of Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2011	$ 19,304	$ 6,680,238	$ (3,682,703)		$ 3,016,839
Balance, shares at Dec. 31, 2011	19,303,800
Common stock issued to purchase residual portfolios	27	40,818			40,845
Common stock issued to purchase residual portfolios, shares	27,230
Equity investment (Restatement Adjustment [Member])			43,794	(145,717)	(101,923)
Common stock issued as contribution to equity method investee	2,431	3,643,724			3,646,155
Common stock issued as contribution to equity method investee, shares	2,430,770
Common stock issued	1,832	2,746,917			2,748,749
Common stock issued, shares	1,832,506				1,832,506
Warrants issued as part of financing		125,250			125,250
Stock based compensation		10,510			10,510
Common stock issued for services	304	455,696			456,000
Common stock issued for services, shares	304,000				304,000
Net loss					(4,297,509)
Net loss			(4,341,303)		(4,341,303)
Currency translation adjustments					(154,989)
Currency translation adjustments				(9,272)	(9,272)
Balance at Dec. 31, 2012 (Previously Reported [Member])	23,898	13,703,153	(8,024,006)	(9,272)	5,693,773
Balance at Dec. 31, 2012	23,898	13,703,153	(7,980,212)	(154,989)	5,591,850
Balance, shares at Dec. 31, 2012 (Previously Reported [Member])	23,898,306
Balance, shares at Dec. 31, 2012	23,898,306
Common stock issued to purchase residual portfolios	11	14,869			14,880
Common stock issued to purchase residual portfolios, shares	10,941
Common stock issued as contribution to equity method investee	1,231	1,475,693			1,476,924
Common stock issued as contribution to equity method investee, shares	1,230,770
Common stock issued	2,560	1,949,098			1,951,658
Common stock issued, shares	2,560,142				2,560,142
Common stock issued in exchange for conversion of subordinated debt	634	950,065			950,699
Common stock issued in exchange for conversion of subordinated debt, shares	633,800
Warrants issued as part of financing		2,741,693			2,741,693
Warrants exercised	392	(392)
Warrants exercised, shares	391,920
Stock based compensation	18	174,947			174,965
Stock based compensation, shares	18,100				18,100
Common stock issued for services	431	513,944			514,375
Common stock issued for services, shares	431,250				431,250
Common stock issued to convert Series B Preferred shares	414	550,537			550,951
Common stock issued to convert Series B Preferred shares, shares	414,249				414,249
Net loss			(8,976,826)		(8,976,826)
Currency translation adjustments				184,865	184,865
Balance at Dec. 31, 2013	$ 29,589	$ 22,073,607	$ (16,957,038)	$ 29,876	$ 5,176,034
Balance, shares at Dec. 31, 2013	29,589,478